UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here is Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89401

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(773) 283-8822
Signature, Place, and Date of Signing:

Steven M. Kleiman	Chicago, Illinois	May 14, 2001

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  99

Form 13F Information Table Value Total: $624,414
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
CNF Trust I               TE CONS SER A	 12612V205	"3,234"	"72,680"	SH	Sole	"72,680"	0	0
Crescent Real Estate      PFD CV A 6.75% 225756204	961	"56,200"	SH	Sole	"56,200"	0	0
Duke Energy Corporation   CORP UNITS	 264399585	"4,088"	"150,000"	SH	Sole	"150,000"	0	0
Emmis Communications Corp PFD CV SER A	 291525202	"1,731"	"43,685"	SH	Sole	"43,685"	0	0
Felcor Lodging Trust Inc. PFD CV A $1.95 31430F200	33	"1,700"	        SH	Sole	"1,700"		0	0
Freeport McMoran (Class A)PFD CV 0.05 SH 35671D501	662	"46,750"	SH	Sole	"46,750"	0	0
"Metromedia Int'l Group, Inc. PFD CONV%	 591695200	"12,830""689,800"	SH	Sole	"689,800"	0	0
National Australia Bank  CAP UTS EXCH BL 632525309	"14,052""519,500"	SH	Sole	"519,500"	0	0
Simon Property Group Inc.PFD CV B 6.50%	 828806406	"30,234""417,020"	SH	Sole	"417,020"	0	0
Loral Space & Comm       PFD CONV C 6%	 G56462149	"3,443"	"294,600"	SH	Sole	"294,600"	0	0
AES Corp	         COM	         00130H105	292	"5,850"	        SH	Sole	"5,850"		0	0
CE Computer Equipment AG SPONSORED ADR	 14983M103	"2,514"	"398,305"	SH	Sole	"398,305"	0	0
Seacor SMIT	         COM	         811904101	955	"21,120"	SH	Sole	"21,120"	0	0
APP Finance VI Mauritius LYONS NT ZERO12 00202NAA3	980	"48,980,000"	PRN	Sole		0	0	0
"Action Perf. Co.Inc."  SB NT CV 4.75%05 004933AB3	"5,959"	"10,100,000"	PRN	Sole		0	0	0
"Aether Systems, Inc."	SUB NT CV 6%05	 00808VAA3	988	"2,000,000"	PRN	Sole		0	0	0
Affiliated Computer Ser.SB NT CV 4%05	 008190AD2	"9,509"	"5,920,000"	PRN	Sole		0	0	0
Affiliated Computer Ser.SB NT CV 144A06  008190AE0	"26,980""26,630,000"	PRN	Sole		0	0	0
Allergan Inc. 	        LYON	         018490AA0	"5,902"	"9,500,000"	PRN	Sole		0	0	0
American Tower Corp.	NT CV 2.25%09	 029912AD4	"5,279"	"6,900,000"	PRN	Sole		0	0	0
AmeriSource Health Corp.SB NT CV 144A 07 03071PAB8	"2,368"	"2,000,000"	PRN	Sole		0	0	0
At Home Corp.	        SUBNTCV 4.75%06	 045919AF4	469	"750,000"	PRN	Sole		0	0	0
Aviron	                SB NT CV 5.25%08 053762AD2	"3,159"	"3,500,000"	PRN	Sole		0	0	0
"BISYS Group, Inc.      SB NT CV 144A 06 055472AA2	"5,408"	"5,200,000"	PRN	Sole		0	0	0
Casual Male Corp.	SUB NT CONV 7%02 057232AA8	882	"1,075,000"	PRN	Sole		0	0	0
BankAtlantic Bancorp Inc. SBDVCV 6.75%06 065908AB1	"17,712""15,402,000"	PRN	Sole		0	0	0
BankAtlantic Bancorp Inc. SBDBCV 5.625%07 065908AC9	"5,480"	"6,849,803"	PRN	Sole		0	0	0
"Barnes & Noble, Inc.   SUB NT CV 144AO9 067774AC3	"1,386"	"1,400,000"	PRN	Sole		0	0	0
Brightpoint Inc.	SB LYON ZERO 18	 109473AC2	"3,025"	"11,000,000"	PRN	Sole		0	0	0
CKE Restaurants Inc.	SBNTCV 4.25%04	 12561EAB1	"1,056"	"2,200,000"	PRN	Sole		0	0	0
CV Therapeutics	        SUBNTCV 4.75%07	 126667AB0	"3,395"	"4,550,000"	PRN	Sole		0	0	0
"Charter Comm Inc."	SUB NT CV5.75%05 16117MAB3	"8,383"	"6,700,000"	PRN	Sole		0	0	0
Checkpoint Systems Inc.	SBDBCV 5.25%05	 162825AB9	745	"1,000,000"	PRN	Sole		0	0	0
Commscope Inc.	        SB NT CV 4%06	 203372AB3	"18,416""23,840,000"	PRN	Sole		0	0	0
Comverse Technology     SR DEB CV 144A05 205862AH8	"3,794"	"4,500,000"	PRN	Sole		0	0	0
Conexant Systems 	SUB NT CONV 4%07 207142AF7	347	"650,000"	PRN	Sole		0	0	0
"COR Therapeutics, Inc." SUB NT CV 5%07	 217753AD4	"4,978"	"5,520,000"	PRN	Sole		0	0	0
DDi Corporation	        SUB NT CV5.25%08 233162AA4	"4,196"	"4,900,000"	PRN	Sole		0	0	0
Diamond Offshore Drill	SB NT CV 3.75%07 25271CAA0	"12,220""11,900,000"	PRN	Sole		0	0	0
ETrade Group Inc.	SUBNTCV 6%07	 269246AB0	"4,715"	"8,200,000"	PRN	Sole		0	0	0
El Paso Corporation     DB ZRO CV 144A21 28336LAA7	"4,574"	"10,250,000"	PRN	Sole		0	0	0
Empresas ICA Socieded	SUB DB CONV 5%04 292448AC1	107	"150,000"	PRN	Sole		0	0	0
Financial Federal Corp  SUB NT CV 4.5%05 317492AC0	"6,098"	"6,385,000"	PRN	Sole		0	0	0
Four Seasons	        LYON ZERO CPN 29 35100EAD6	"12,047""37,500,000"	PRN	Sole		0	0	0
General Semiconductor	SUB NT CV5.75%06 370787AB9	"4,902"	"5,700,000"	PRN	Sole		0	0	0
Healthsouth Corporation	SBDBCV 3.25%03	 421924AF8	36	"40,000"	PRN	Sole		0	0	0
Hilton Hotels Corp.	Sub NT Conv 5%06 432848AL3	519	"600,000"	PRN	Sole		0	0	0
Ibasis Inc.	        SB NT CV 5.75%05 450732AA0	976	"2,380,000"	PRN	Sole		0	0	0
Internet Capital Group  SUB NT CV 5.5%04 46059CAA4	"1,833"	"6,790,000"	PRN	Sole		0	0	0
Interpublic Group Co.   SUB NT CV 1.87%06 460690AJ9	"5,681"	"6,615,000"	PRN	Sole		0	0	0
Intevac Inc. (144A)	SB NT CV 144A 04 461148AA6	"2,579"	"4,485,000"	PRN	Sole		0	0	0
Intevac Inc.	        SBNTCV 6.5%04	 461148AC2	129	"225,000"	PRN	Sole		0	0	0
Kellstrom Industries	SB NT CV 5.75%02 488035AC0	"4,167"	"11,575,000"	PRN	Sole		0	0	0
Kellstrom Industries	SBNTCV 5.5%03	 488035AE6	368	"1,150,000"	PRN	Sole		0	0	0
Kerr McGee Corp.	SBDBCV 5.25% 10	 492386AP2	"34,280""27,645,000"	PRN	Sole		0	0	0
Kulicke & Soffa	        SUB NT CV4.75%06 501242AE1	"3,662"	"4,405,000"	PRN	Sole		0	0	0
LSI Logic	        SBNTCV 4.25%04	 502161AD4	"3,441"	"2,850,000"	PRN	Sole		0	0	0
Lamar Advertising	NT CV 5.25% 06	 512815AF8	"9,299"	"9,150,000"	PRN	Sole		0	0	0
Lattice Semiconductor   SUB NT CV 4.75%06 518415AC8	"7,056"	"6,350,000"	PRN	Sole		0	0	0
Lennar Corporation	SR DB CV ZERO 18 526057AA2	"4,035"	"6,810,000"	PRN	Sole		0	0	0
Magna Int'l Inc.	SUB DEB CV 5%02	 559222AE4	"35,515""35,515,000"	PRN	Sole		0	0	0
Magna International Inc.SB DB CV 4.875%05 559222AG9	275	"290,000"	PRN	Sole		0	0	0
Mail-Well Inc.	        SUBNTCONV 5%02	 560321AD3	"2,843"	"3,190,000"	PRN	Sole		0	0	0
Meditrust	        SUB DEB CV 9% 02 58501TAA6	86	"90,000"	PRN	Sole		0	0	0
PSINET Inc.	        SB NT CV 2094%04 59133PAA8	370	"2,000,000"	PRN	Sole		0	0	0
Natural MicroSystems Corp SUB NT CV 5%05 638882AA8	"1,120"	"2,000,000"	PRN	Sole		0	0	0
Network Associates Inc.	SBDBCV ZRO 18	 640938AB2	"2,404"	"6,610,000"	PRN	Sole		0	0	0
"Office Depot, Inc."	LYON SUB ZERO 07 676220AA4	"23,358""34,765,000"	PRN	Sole		0	0	0
Ogden Corp. (Euro)	SUB DEB CV 6%02	 676346AC3	"1,269"	"1,350,000"	PRN	Sole		0	0	0
Omnicare Inc.	        SUB DEB CV 5%07	 681904AD0	907	"1,040,000"	PRN	Sole		0	0	0
ONI Systems Corp.	SUB NT CV 5% 05	 68273FAA1	641	"1,000,000"	PRN	Sole		0	0	0
Orix Corporation	NT CONV 0.375%05 686330AA9	470	"50,000,000"	PRN	Sole		0	0	0
Pep Boys	        SUB LYON ZERO 11 713278AJ8	"11,384""18,070,000"	PRN	Sole		0	0	0
Peregrine Systems Inc.  SB NT CV 144A 07 71366QAA9	"5,200"	"5,000,000"	PRN	Sole		0	0	0
Personnel Group	        SBNTCV 5.75%04	 715338AE9	"10,339""26,511,000"	PRN	Sole		0	0	0
"Petsmart, Inc."	SB NT CV 6.75%04 716768AB2	856	"1,105,000"	PRN	Sole		0	0	0
Province Healthcare Co. SB NT CV 144A 05 743977AA8	"4,300"	"4,300,000"	PRN	Sole		0	0	0
Providian Financial Corp.SRNTCV 6.25%05	 74406AAA0	"5,265"	"5,470,000"	PRN	Sole		0	0	0
Quadramed Corporation	 SBDBCV 5.25%05	 74730WAC5	"5,816"	"11,750,000"	PRN	Sole		0	0	0
Reptron Electronics Inc. SBNTCV 6.75%04	 76026WAA7	517	"840,000"	PRN	Sole		0	0	0
Royal Caribbean Cruises Ltd. LYON ZERO 21 780153AK8	"6,025"	"15,700,000"	PRN	Sole		0	0	0
Sanmina Corp.	        SUB NT CV 4.25%04 800907AB3	"9,757"	"8,780,000"	PRN	Sole		0	0	0
Seacor Holdings Inc.	SUB NT CV 5.375%06 811904AE1	"4,804"	"4,527,000"	PRN	Sole		0	0	0
Semtech Corp.	        SUBNTCV 4.5%07	 816850AD3	"5,681"	"6,100,000"	PRN	Sole		0	0	0
"Sepracor, Inc."	SUB DB CONV 7%05 817315AH7	"4,859"	"6,260,000"	PRN	Sole		0	0	0
"Sepracor, Inc."	SB DEB CONV 5%07 817315AL8	"3,551"	"5,750,000"	PRN	Sole		0	0	0
Solectron Corp.	        SR LYON ZERO 20	 834182AK3	"11,751""23,560,000"	PRN	Sole		0	0	0
Solectron Corp.	        LYON ZERO CPN 20 834182AL1	"15,990""38,300,000"	PRN	Sole		0	0	0
SpaceHab Inc.	        SUB NT CONV 8%07 846243AC7	160	"250,000"	PRN	Sole		0	0	0
Standard Motor Products	SBDBCV 6.75%09	 853666AB1	"6,605"	"11,160,000"	PRN	Sole		0	0	0
Sunbeam Corporation	SR SD CV ZERO 18 867071AD4	5	"1,000,000"	PRN	Sole		0	0	0
TVX Gold Inc.	        NT LNKED CV 5%02 87308KAA9	"1,016"	"1,500,000"	PRN	Sole		0	0	0
Telefonos de Mexico	SRDBCV 4.25% 04	 879403AD5	"9,095"	"7,540,000"	PRN	Sole		0	0	0
Thermo Fibertek Inc.    SUBDBCV 144A04	 88355WAA3	81	"90,000"	PRN	Sole		0	0	0
TranSwitch Corporation	NT CONV 4.5%05	 894065AB7	"2,680"	"4,000,000"	PRN	Sole		0	0	0
Cadbury Schweppes PLC	SB DB CV ZRO 18	 895927AB7	"34,287""99,025,000"	PRN	Sole		0	0	0
Tyco International Ltd.	LYON ZERO 20	 902124AC0	"21,881""29,720,000"	PRN	Sole		0	0	0
US Internetworking Inc.	SUB NT CV 7%04	 917311AH5	"1,260"	"4,000,000"	PRN	Sole		0	0	0
Wellpoint Health Network SBDBCV ZRO 19	 94973HAA6	"33,443""40,660,000"	PRN	Sole		0	0	0
COLUMN TOTALS                                        "624,414"

